Convertible Preferred Stock, Common Stock and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Convertible Preferred Stock, Common Stock and Warrants

Series A-1 preferred stock and common warrants

As of June 30, 2015, and December 31, 2014, there were no shares and 1,593,389 shares of Series A-1 preferred stock outstanding, respectively, and no Series A-1 warrants and 1,280,047 Series A-1 warrants to purchase common stock at $3.62 per share outstanding, respectively.  Both the preferred stock and the warrants had price protection if there were to be a financing at a price lower than their conversion price or exercise price, requiring adjustment as further described in the Company’s Annual Report on Form 10-K.  The Series A-1 preferred stock and warrants were initially structured as Series C-1 preferred stock and common warrants of MabVax Therapeutics prior to the Merger, and were converted from Series C-1 to Series A-1 preferred stock and warrants at the time of the Merger.

Series B Preferred Stock

As of June 30, 2015, and December 31, 2014, there were no shares and 1,250,000 shares of Series B preferred stock and no Series B warrants and 78,125 Series B warrants to purchase common stock at $1.57 a share outstanding, respectively.  Both the preferred stock and the warrants had price protection if there were to be a financing at a price lower than their conversion price or exercise price, requiring adjustment as further described in the Company’s Annual Report on Form 10-K.  As of December 31, 2014, the warrant liability was $92,463.

As a result of the anti-dilution provision contained in the Series B warrants, the Series B warrants were recorded as a current liability in the amount of $92,463 on our consolidated balance sheet as of December 31, 2014.  On March 25, 2015, the Series B warrants were re-valued at $72,656 prior to being exchanged into shares of common stock and Series D convertible preferred stock on a one for one basis and the warrant liability was eliminated and the Company recorded a gain of $19,807 for the three months ended March 31, 2015.

Dividends on Preferred Stock

The Company immediately recognizes the changes in the redemption value on preferred stock as they occur and the carrying value of the security is adjusted to equal what the redemption amount would be as if redemption were to occur at the end of the reporting period based on the conditions that exist as of that date. The value adjustment made to the redemption value and preferred stock dividends for the three and six months ended June 30, 2015, was an increase of none and $93,234, respectively.

Conversion of Preferred Stock into Common Stock

During the three months ended March 31, 2015, holders of Series A-1, Series B, and Series C preferred stock converted 64,019, 106,437, and 96,571 shares into 38,456, 276,883, and 120,714 shares of common stock, respectively; such conversions eliminated all outstanding Series A-1, Series B, and Series C preferred stock outstanding.

Exchange of Series A-1 and Series B Preferred Stock and Warrants into Common Stock and Series D Preferred Stock

On March 25, 2015, the Company entered into separate exchange agreements with certain holders of the Company’s Series A-1 preferred stock and Merger warrants (the “Series A-1 Exchange Securities”) and holders of the Company’s Series B preferred stock and Series B warrants (the “Series B Exchange Securities” and, collectively with the Series A-1 Exchange Securities, the “Exchange Securities”), all previously issued by the Company. Pursuant to the exchange agreements, the holders exchanged the Exchange Securities and relinquished any and all other rights they may have had pursuant to the Exchange Securities, their respective governing agreements and certificates of designation, including any related registration rights, in exchange for an aggregate of 2,537,502 shares of the Company’s common stock and an aggregate of 238,156 shares of the Company’s newly designated Series D Convertible preferred stock (the “Series D preferred stock”), convertible into 23,815,600 shares of common stock.  No cash was exchanged in the transaction.  The Company recorded deemed dividends of $9,017,512, $8,655,998 and $179,411 representing the excess fair value of the common stock issued over the original conversion terms of the Series A-1 and B preferred stock as part of the consideration for elimination of the Series A-1, Series B convertible preferred stock and Series A-1 warrant, respectively.

Additionally, for as long as a certain principal holder of Exchange Securities holds securities issued pursuant to the exchange agreements, subject to certain exceptions, the Company is restricted from issuing any shares of common stock or securities convertible into common stock, enter into any equity line of credit or issue any floating or variable priced equity linked instrument.

No commission or other payment was received by the Company in connection with the exchange agreements.

Series D Preferred Stock

As of June 30, 2015, there were 198,147 shares of Series D preferred stock issued and outstanding which are convertible into an aggregate of 19,814,700 shares of common stock.

As contemplated by the exchange agreements and as approved by the Company’s Board of Directors, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designation of Preferences, Rights and Limitations of Series D Convertible Preferred Stock (the “Series D Certificate of Designations”), on March 25, 2015. Pursuant to the Series D Certificate of Designations, the Company designated 1,000,000 shares of its blank check preferred stock as Series D preferred stock. Each share of Series D preferred stock has a stated value of $0.01 per share. In the event of a liquidation, dissolution or winding up of the Company, each share of Series D preferred stock will be entitled to a per share preferential payment equal to the stated value. Each share of Series D preferred stock is convertible into 100 shares of common stock. The conversion ratio is subject to adjustment in the event of stock splits, stock dividends, combination of shares and similar recapitalization transactions. The Company is prohibited from effecting the conversion of the Series D preferred stock to the extent that, as a result of such conversion, the holder beneficially would own more than 4.99% (provided that certain investors elected to block their beneficial ownership initially at 2.49% in the exchange agreements), in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Series D preferred stock. Each share of Series D preferred stock entitles the holder to vote on all matters voted on by holders of common stock. With respect to any such vote, each share of Series D preferred stock entitles the holder to cast such number of votes equal to the number of shares of common stock such shares of Series D preferred stock are convertible into at such time, but not in excess of the beneficial ownership limitations.

As of March 25, 2015, pursuant to the terms of the exchange agreements, the MabVax Therapeutics Securities Purchase Agreement, Series A-1 Registration Rights Agreement, the Series B Purchase Agreement and the Series B Registration Rights Agreement, all of which have been described as part of the Company’s Annual Report on Form 10-K, as amended, were terminated, and all rights covenants, agreements and obligations contained therein, are of no further force or effect.

MabVax Common Stock Financing

On March 31, 2015, the Company entered into the Private Placement and sold $4,714,726 of Units, net of $281,023 in issuance costs, consisting of 6,661,000 shares of common stock and warrants to purchase 3,330,500 shares of common stock at $1.50 a share.  The Units were sold at a price of $0.75 per Unit.

On April 10, 2015, the Company completed the closing of the Private Placement and sold $3,831,622 of Units, net of $387,127 in issuance costs, of which $2,500,000 of the Units consisted of Series E preferred stock and the balance of investment consisting of 5,624,998 shares of common stock, together with warrants to all investors to purchase 4,479,167 shares of common stock at $1.50 a share.  Each Unit was sold at a purchase price of $0.75 per Unit.

The Company paid commissions to broker-dealers in the aggregate amount of approximately $574,000 between March 25, 2015, and April 10, 2015, in connection with the Private Placement.

OPKO Health, Inc. (“OPKO”) was the lead investor in the Private Placement, purchasing $2,500,000 of Units consisting of Series E preferred stock.

As a condition to the Series E preferred stock investment in the Private Placement, each of the other investors in the Private Placement agreed to execute the Lockup Agreement in favor of the Company, restricting the sale of 50% of the securities underlying the Units purchased by them for a period of 6 months and the remaining 50% prior to the expiration of 1 year following the final closing date of the Private Placement.

On April 10, 2015, the Company agreed that $3.5 million of the net proceeds of such closing would be paid into and held under and the terms of an escrow agreement with Signature Bank, N.A pending the approval of a representative of OPKO or 10 weeks thereafter, unless released sooner or extended by the representative. In connection with the OPKO investment, Steven Rubin, Esq. was appointed advisor to the Company. The escrowed funds were to be returned to the applicable investors and the Company shall have no further obligation to issue Units to such investors in the event certain release conditions are not met. On June 30, 2015 the Company and the representative entered into a letter agreement pursuant to which the Company granted the representative the right, but not the obligation, until June 30, 2016, to nominate and appoint up to two additional members of the Company’s board of directors (the “Board” or the “Board of Directors”), or to approve the person(s) nominated by the Company pursuant to the agreement in consideration for the release of the escrowed funds. The nominees will be subject to the satisfaction of standard corporate governance practices and any applicable national securities exchange requirements.  Upon signing the agreement, the escrowed funds were released to the Company.

For purchasers who would hold 5% or more of the Company’s common stock by entering into the Private Placement, they were entitled to elect instead of common stock, shares of the Company’s Series E Convertible preferred stock, par value $0.01 per share (the “Series E preferred stock”) convertible into an equivalent number of shares of such common stock.

The warrants are exercisable upon issuance and expire 30 months thereafter and may be exercised for cash or on a cashless basis. The warrants have a per share exercise price of $1.50, subject to certain adjustments typical of warrants, namely stock splits, dividends and reverse-splits. The Company is prohibited from effecting the exercise of the warrants to the extent that, as a result of such exercise, the holder beneficially would own more than 4.99% in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the exercise of the warrants.

In connection with the Private Placement, the Company also entered into a Registration Rights Agreement with the investors in the Private Placement Pursuant to which the Company has agreed to file a registration statement with the SEC covering resales of up to 25% of common stock issued under the Subscription Agreements and shares issuable upon conversion of the Series E preferred stock, in the event the investors elect to receive Series E preferred stock instead of common stock (together, the “Registrable Securities”), no later than 60 days following the final closing date of the Private Placement, and to use its commercially reasonable best efforts to have such registration statement declared effective with 120 days after filing. The Company will bear all expenses of such registration of the resale of the Registrable Securities.  Investors in the Private Placement also may be required under certain circumstances to agree to refrain from resales of a percentage of their securities upon request of an underwriter or placement agent in a future offering. The liquidated damages for failure to achieve effectiveness of the Registerable Securities is 1% a month 120 days after filing, and provided management has not used commercially reasonable best efforts to have the registration statement declared effective within that timeframe.

On June 9, 2015, pursuant to terms of the  Registration Rights Agreements, the Company and Investors holding over 60% of the outstanding Registrable Securities (as such term is defined in the Registration Rights Agreements) entered into an amendment agreement to the Registration Rights Agreements in order to: (i) amend the definition of  “Filing Date” for the initial registration statement such that such term shall be defined as “August 5, 2015” and (ii) waive any payments that may be due to the Investors as a result of the Company not filing a registration statement on or before the Filing Date, as such term was originally defined.  On August 4, 2015, the Company and Investors holding over 70% of the outstanding Registrable Securities approved an amendment to further extend the Filing Date to October 9, 2015.

 Except for certain issuances, for a period beginning on the closing date of the Private Placement and ending on the date that is the earlier of (i) 24 months from the final closing date of the Private Placement, (ii) the date the Company consummates a financing (excluding proceeds from the Private Placement) in which the Company receives gross proceeds of at least $10,000,000 and (iii) the date the common stock is listed for trading on a national securities exchange (such period until the earlier date, the “Price Protection Period”), in the event that the Company issues any shares of common stock or securities convertible into common stock at a price per share or conversion price or exercise price per share that is less than $0.75, the Company shall issue to the investors in the Private Placement such additional number of shares of common stock such that the investor shall own an aggregate total number of shares of common stock as if they had purchased the Units at the price of the lower price issuance. No adjustment in the warrants is required in connection with a lower price issuance.

 The Company has also granted each investor prior to the expiration of 24 months following the final closing date of the Private Placement, a right of participation in the Company’s financings.

In the event the Company conducts certain private or public offerings of its securities, each investor has agreed, if requested by the underwriter or placement agent so engaged by the Company in connection with such offering, to refrain from selling any securities of the Company for a period of up to 60 days.

Between April 13, 2015, and April 14, 2015, several holders of warrants issued in the Private Placement to purchase common stock at $1.50 a share exercised their warrants on a cashless basis.  The holders purchased an aggregate of 1,219,780 shares of common stock by exercising an aggregate of 1,849,999 warrants to purchase shares of common stock in accordance with the terms of the warrant agreement. As of June 30, 2015, there were 5,959,668 warrants outstanding to purchase common stock at $1.50 a share.

Series E Preferred Stock

As of June 30, 2015, there were 33,333 shares of Series E preferred stock issued and outstanding, convertible into 3,333,300 shares of common stock.

As approved by the Company's Board of Directors, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designation of Preferences, Rights and Limitations of Series E Convertible preferred stock (the “Series E Certificate of Designations”), on March 30, 2015. Pursuant to the Series E Certificate of Designations, the Company designated 100,000 shares of its blank check preferred stock as Series E preferred stock.

The shares of Series E preferred stock are convertible into shares of common stock based on a conversion calculation equal to the stated value of such preferred share, plus all accrued and unpaid dividends, if any, on such share of Series E preferred stock, as of such date of determination, divided by the conversion price. The stated value of each share of Series E preferred stock is $75 and the initial conversion price is $0.75 per share, each subject to adjustment for stock splits, stock dividends, recapitalizations, combinations, subdivisions or other similar events. In addition, during the Price Protection Period, in the event the Company issues or sells, or is deemed to issue or sell, shares of common stock at a per share price that is less than the conversion price then in effect, the conversion price shall be reduced to such lower price, subject to certain exceptions. The Company is prohibited from effecting a conversion of the share of Series E preferred stock to the extent that, as a result of such conversion, such holder would beneficially own more than 4.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the Series E preferred stock, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%. Each holder is entitled to vote on all matters submitted to stockholders of the Company, and shall have the number of votes equal to the number of shares of common stock issuable upon conversion of such holder’s share of Series E preferred stock, but not in excess of beneficial ownership limitations. The shares of Series E preferred stock bear no interest.

Issuance of Common Stock under Common Stock Purchase Agreement

In connection with a financing that took place in July 2014, or the July 2014 Financing Transaction, the Company assumed certain obligations as per the original agreement to issue additional shares to investors in the July 2014 Financing Transaction if a subsequent financing was at a price per share lower than the price per share in the July 2014 Financing Transaction. The Company therefore issued on March 31, 2015, an aggregate of 88,093 shares of common stock that were required to be issued in connection with the July 2014 Financing Transaction, as a result of the lower share price in the Private Placement.

Grant of Restricted Shares

Rubin Grant

On April 3, 2015, the Company entered into a consulting agreement with Steve Rubin pursuant to which he agreed to provide advisory services in connection with corporate strategy, licensing and business development estimated to be for a period of 12 months.  In exchange for his services, the Company provided him with a one-time grant of 200,000 shares of the Company’s restricted common stock, valued at $2.30 a share.  As the shares granted were fully vested upon grant and the Company has no legal recourse to recover the shares in the event of nonperformance, the Company recognized the grant date fair value of the shares as consulting expense upon grant during the current quarter.

Ravetch Grant

On April 4, 2015, the Board approved the issuance of an additional restricted stock award of 131,500 shares to Jeffrey Ravetch.  This award is for future services covering at least one year period. The award was granted in addition to the prior award to Dr. Ravetch on April 2, 2015 of: (i) 34,250 restricted shares and (ii) options to purchase 34,250 shares of common stock with an exercise price of $2.30 per share, for a total grant of 200,000 restricted shares and options. As the 131,550 shares granted were fully vested upon grant and the Company has no legal recourse to recover the shares in the event of nonperformance, the Company recognized the grant date fair value of the shares as consulting expense upon grant during the current quarter.

 Livingston Grant

On April 4, 2015, the Board of Directors approved a restricted stock award by the Company of 1,000,000 shares of common stock, valued at $2.30 a share, to be issued to Phil Livingston, Ph.D. for his continuing service to the Company.  On May 13, 2015, the Compensation Committee of the Board clarified that the award is being granted in consideration for at least one year of Dr. Livingston’s services.  The committee further clarified that the vesting of the common stock shall be on the one-year anniversary of the Board of Directors’ approval of the award, or April 4, 2016.  The Company is expensing the grant date fair value of the award over the vesting period of one year.

Consulting Agreement

On April 5, 2015, the Company entered into a consulting agreement with The Del Mar Consulting Group, Inc. and Alex Partners, LLC, together, the “Investor Relations Consultants”, pursuant to which such Investor Relations Consultants shall provide investor relations services to the Company in consideration for an immediate grant of 300,000 shares of the Company’s restricted common stock and a monthly cash retainer of $12,000 a month for ongoing services for a period of one year. The consultants also received an additional 200,000 shares of the Company’s restricted common stock upon the Company’s achieving a milestone based on its fully-diluted market capitalization.  As the shares granted were fully vested upon grant and the Company has no legal recourse to recover the shares in the event of nonperformance, the Company recognized the grant date fair value of the 300,000 shares of $690,000, as investor relations expense upon grant during the current quarter. The performance condition for the 200,000 shares became probable and the market capitalization metric was met during the second quarter, therefore the Company recognized an additional $460,000 of expense during the quarter ended June 30, 2015.

7. Redeemable Convertible Preferred Stock, Convertible Preferred Stock, Common Stock and Warrants

MabVax Therapeutics Series A and MabVax Therapeutics Series B preferred stock (Pre-Merger MabVax Therapeutics Issuances)

During February 2013 through December 2013, the Company sold an additional 410,557 shares of MabVax Therapeutics Series B redeemable convertible preferred stock in exchange for $2,792,993 in funds, net of issuance costs of $7,007. The Company also issued warrants to purchase an additional 194,281 shares of MabVax Therapeutics Series B redeemable convertible preferred stock at an exercise price of $0.01 per share (the “Series B Warrant”). The Series B Warrant is exercisable immediately and has a term of five years. Because the Series B Warrant is immediately convertible at the option of the holder, the Company recorded a deemed dividend of $691,812 from the beneficial conversion feature associated with the issuance of the MabVax Therapeutics Series B redeemable convertible preferred stock and the Series B Warrant.

The Company valued the warrants at fair value at the date the warrants were issued, using the Black Scholes valuation model with the following assumptions; contractual term of five years, volatility of 86%, no dividend yield and a risk-free interest rate of 0.28%.

As of December 31, 2013, the holders of shares of MabVax Therapeutics Series A redeemable convertible preferred stock and MabVax Therapeutics Series B redeemable convertible preferred stock were entitled to cumulative cash dividends of 8% per annum, when and if declared by the MabVax Therapeutics Board of Directors. Such dividends would have been in preference to and prior to any payment of any dividend on shares of MabVax Therapeutics common stock. Cumulative preferred stock dividends, when and if declared, for the MabVax Therapeutics Series A redeemable convertible preferred stock totaled $2,114,818 and the MabVax Therapeutics Series B redeemable convertible preferred stock totaled $430,944, as of December 31, 2013, and were reduced to zero in February 2014 as a result of the MabVax Therapeutics Series C-1 Preferred Stock Financing.

In January 2014, holders of warrants to purchase shares of MabVax Therapeutics Series B redeemable convertible preferred stock exercised their rights to purchase 194,281 shares of MabVax Therapeutics Series B redeemable convertible preferred stock for proceeds of $1,942.

In February 2014, the holders of MabVax Therapeutics Series A redeemable convertible preferred stock and MabVax Therapeutics Series B redeemable convertible preferred stock waived any rights to all prior accrued dividends they may have had a right to receive and amended the MabVax Therapeutics certificate of incorporation to eliminate their right to accrue dividends in the future as an inducement to buyers in the MabVax Therapeutics Series C-1 Preferred Stock Financing. The effect of this change reduced the liquidation preference for the MabVax Therapeutics Series A redeemable convertible preferred stock by $2,187,762 and the MabVax Therapeutics Series B redeemable convertible preferred stock by $486,938 as of February 12, 2014.

No dividends were ever declared by the MabVax Therapeutics Board of Directors since MabVax Therapeutics’ inception on either of the MabVax Therapeutics Series A redeemable convertible preferred stock or the MabVax Therapeutics Series B redeemable convertible preferred stock.

Removal of Redemption Rights – As of December 31, 2013, the holders of a majority interest of the MabVax Therapeutics Series A redeemable convertible preferred stock and MabVax Therapeutics Series B redeemable convertible preferred stock held a right to redeem (the “MabVax Therapeutics Redemption Right”), at any time on or after the fifth anniversary of the issuance date, upon request of at least 60% of the holders thereof, all of their preferred stock at a redemption price of $6.17 and $6.82 per share of MabVax Therapeutics Series A redeemable convertible preferred stock and MabVax Therapeutics Series B redeemable convertible preferred stock, respectively, exclusive of dividends. Due to these terms, MabVax Therapeutics classified all of the MabVax Therapeutics preferred stock as mezzanine equity (outside of permanent equity) as of December 31, 2013. In March 2014, the majority of holders, or more than 60%, of the MabVax Therapeutics Series A redeemable convertible preferred stock and MabVax Therapeutics Series B redeemable convertible preferred stock agreed by letter commitment to MabVax Therapeutics to relinquish the MabVax Therapeutics Redemption Right, and MabVax Therapeutics reclassified the presentation on the consolidated balance sheets as permanent equity following the agreement.

Liquidation preference – As of December 31, 2013, in the event of any voluntary or involuntary liquidation, dissolution or winding up of MabVax Therapeutics, the MabVax Therapeutics Series A redeemable convertible preferred stockholders and MabVax Therapeutics Series B redeemable convertible preferred stockholders were entitled to be paid an amount equal to $6.17 and $6.82 per share, respectively, plus all declared and unpaid dividends, as adjusted to reflect any stock splits, stock dividends or other recapitalization. In addition, after setting apart or paying in full the MabVax Therapeutics Series A redeemable convertible preferred stock and MabVax Therapeutics Series B redeemable convertible preferred stock liquidation preference, any remaining assets of MabVax Therapeutics available for distribution to its stockholders would have been distributed to all stockholders of MabVax Therapeutics with holders of MabVax Therapeutics preferred stock participating on an as converted basis without actually converting their MabVax Therapeutics preferred stock into shares of MabVax Therapeutics common stock. In the event that upon liquidation or dissolution, the assets and funds of MabVax Therapeutics would have been insufficient to permit the payment to MabVax Therapeutics preferred stockholders of the full preferential amounts, then the entire assets and funds of MabVax Therapeutics legally available for distribution were to be distributed ratably first to the holders of MabVax Therapeutics Series B preferred stock, second to the holders of MabVax Therapeutics Series A preferred stock and third on a pro rata basis to all stockholders of MabVax Therapeutics on an as-converted basis.

Series C-1 preferred stock purchase agreement

On February 12, 2014, MabVax Therapeutics entered into a Securities Purchase Agreement (the “MabVax Therapeutics Securities Purchase Agreement”) and issued 3,697,702 shares of MabVax Therapeutics Series C-1 preferred stock, warrants to purchase 2,055,260 shares of MabVax Therapeutics common stock at $3.62 a share (the “MabVax Therapeutics Series C Common Warrants”) and warrants to purchase 1,848,851 shares of MabVax Therapeutics Series C-1 preferred stock at $0.84 a share (the “MabVax Therapeutics Series C Preferred Warrants”), respectively, for aggregate gross proceeds of $3,100,000, less issuance costs of $126,345 (the “MabVax Therapeutics Series C-1 Financing”). The MabVax Therapeutics Series C Common Warrants and Preferred Warrants were exercisable immediately. The MabVax Series C Common Warrants would have expired on February 13, 2022, and the MabVax Therapeutics Series C Preferred Warrants would have expired upon registration of the shares of MabVax Therapeutics common stock (or a successor entity) under the Securities Act. Because the warrants are immediately convertible at the option of the holder, MabVax Therapeutics recorded a deemed dividend of $2,214,911 from the beneficial conversion feature associated with the issuance of the MabVax Series C-1 preferred stock and the MabVax Therapeutics Series C Common Stock Warrants and the MabVax Therapeutics Series C Preferred Stock Warrants.

In connection with the MabVax Therapeutics Series C-1 Financing, MabVax Therapeutics agreed to use its reasonable best efforts to raise at least an additional $3,000,000 through the sale and issuance of shares of MabVax Therapeutics common stock initially intended to be at $15.08 per share (the “Subsequent Capital Raise”). Substantially all of the investors in the MabVax Therapeutics Series C-1 Financing executed a financing commitment letter (such letters, the “Financing Commitment Letters”) to purchase a pro rata number of shares of MabVax Therapeutics common stock at the purchase price of $15.08 per share, representing in the aggregate at least $750,000, subject to certain terms and conditions, including a condition that MabVax Therapeutics raise at least $3,000,000 from new investors in the Subsequent Capital Raise. In addition, each such commitment letter provided that, in the event that less than $3,000,000 was raised from new investors in the Subsequent Capital Raise and subject to certain terms and conditions, each investor party to such letter was required to purchase shares of MabVax Therapeutics preferred stock to be designated as MabVax Therapeutics Series C-2 convertible preferred stock at $15.08 per share and in the aggregate amount of up to $3,000,000 (the “Backstop Capital Raise”).

On May 12, 2014, MabVax Therapeutics and certain investors amended the MabVax Therapeutics Securities Purchase Agreement to, among other things, (i) lower the price per share of the Subsequent Capital Raise from $15.08 to $9.93 per share, and (ii) provide that the price per share payable by investors as set forth in the Financing Commitment Letters would henceforth be the lower of (A) $15.08 a share and (B) the lowest price paid in the Subsequent Capital Raise. The price per share of the Backstop Capital Raise was not changed as a result of the amendment. On July 7, 2014, prior to the Merger, MabVax Therapeutics raised over $3.0 million from the sale of common stock and the Backstop Capital Raise was no longer in effect.

The MabVax Therapeutics Series C-1 preferred stock allowed the holders to require that MabVax Therapeutics redeem their shares of MabVax Therapeutics Series C-1 preferred stock, including any accrued but unpaid dividends, upon the occurrence of any of the following events (each, a “Triggering Event”): (i) the suspension of trading of common stock following registration of such shares, (ii) the failure to issue shares of MabVax Therapeutics common stock upon conversion of any MabVax Therapeutics Series C-1 preferred stock, (iii) the failure to authorize sufficient shares of MabVax Therapeutics common stock to permit the conversion of all outstanding shares of MabVax Therapeutics Series C-1 preferred stock and exercise of all MabVax Therapeutics Series C Common Warrants and MabVax Therapeutics Series C Warrants, (iv) failure to make certain required payments to the holders in excess of $25,000, (v) a default on indebtedness in the aggregate amount of $100,000, (vi) bankruptcy events, (vii) judgments requiring payments in excess of $100,000, (viii) consummation of a change of control with an entity which did not have a class of securities registered for trading, (ix) failure of MabVax Therapeutics to initiate the process of becoming publicly traded (either through a merger into a public company or the filing of a registration statement) within 4 months of the closing of the MabVax Therapeutics Series C-1 Financing, (x) failure to complete such Merger within one year or such registration within 4 months of the closing of the MabVax Therapeutics Series C-1 Financing, (xi) issuance of common stock in violation of certain restrictions relating to employee equity, (xii) issuance of debt in violation of any agreement relating to the MabVax Therapeutics Series C-1 Financing, (xiii) failure to convert MabVax Therapeutics Series A preferred stock or MabVax Therapeutics Series B preferred stock on or prior to the date shares of MabVax Therapeutics common stock became publicly tradable, (xiv) any deviation of 20% or more from the annual budget approved by such holders, (xv) any deviation of 5% or more with respect to auditing and investors’ relations expenses, (xvi) failure to deliver the 2013 audited financials within 45 days of the closing of the MabVax Therapeutics Series C-1 Financing, (xvii) any deviation of any line item of the 2013 audited financials from those set forth in the 2013 unaudited financials delivered in connection with the MabVax Therapeutics Series C-1 Financing or (xviii) a breach of any representation, warranty, covenant or other term or condition of any agreement relating to the MabVax Therapeutics Series C-1 Financing. Certain Triggering Events had occurred as of May 9, 2014, but were subsequently waived by the holders of the MabVax Therapeutics Series C-1 preferred stock.

On July 8, 2014, the date of the Merger, all MabVax Therapeutics Series C-1 preferred stock was converted into shares of MabVax Therapeutics Holdings Series A-1 preferred stock, and the Triggering Events were removed. Because of the removal of the Triggering Events as of the Merger date, the MabVax Therapeutics Holdings Series A-1 convertible preferred stock is presented on the consolidated balance sheet as permanent equity as of December 31, 2014.

Conversion

After giving effect to the Merger and Reverse Split, the holders of our Series A-1 preferred stock may at any time voluntarily convert each share into a number of fully paid shares of our common stock determined by dividing the liquidation preference (described below) by the initial conversion price of $1.6767 per share. Conversion is subject to (a) proportional adjustment for certain dilutive issuances, splits, combinations and other recapitalizations or reorganizations and (b) a full ratchet anti-dilution adjustment upon issuance of shares of common stock (or securities convertible into shares of common stock) at a price per share (or with a conversion or exercise price per share) less than the applicable conversion price, and subject to customary carve outs and exclusions.

Under the terms described for a mandatory conversion, all outstanding shares of our Series A-1 preferred stock shall be automatically converted into shares of our common stock upon the affirmative election of the holders of a majority of the issued and outstanding shares of our Series A-1 preferred stock. In the event that the Company does not issue the shares of its common stock upon conversion of any shares of its Series A-1 preferred stock, certain penalties, which may be paid in the form of cash or additional shares of its common stock, will accrue. The number of shares of our common stock issuable upon conversion of our Series A-1 preferred stock held by any particular holder, together with all affiliates of such holder, is capped at 4.99% of the issued and outstanding shares of common stock of the Company. Any shares in excess of such amount will be held in abeyance until such time as the issuance of such shares of common stock would not put such holder, together will all affiliates of such holder, above 4.99%. An individual holder may elect to increase this limit to up to 9.99% effective 61 days after providing notice to the Company.

Dividends

The Company’s Series A-1 stockholders are entitled to cumulative dividends on each share held at a rate of 8% per annum on the Stated Value (as defined in the Series A-1 certificate of designations) from and after the first date of issuance of any Series A-1 whether or not declared by the Board and whether or not there are funds legally available for the payment of dividends. Such dividends are in preference to and prior to any payment of any dividend on shares of our Series B preferred stock, our Series C preferred stock or our common stock. If any dividend is declared and paid on any shares of our common stock, Series B preferred stock or Series C preferred stock, a dividend shall be declared and paid on shares of our Series A-1 preferred stock on an “as converted” basis. The Company is accreting the dividends in accordance with the agreement.

Liquidation preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, our Series A-1 preferred stockholders shall be paid an amount equal to $1.6767 per share, plus all accrued dividends, as adjusted to reflect any stock splits, stock dividends or other recapitalization. In addition, after setting apart or paying in full the Series A-1 preferred stock, and Series B preferred stock liquidation preference, any remaining assets of the Company available for distribution to stockholders, if any, shall be distributed to all stockholders of the Company with holders of our preferred stock participating on an as converted basis without actually converting their preferred stock into common stock.

In the event that upon liquidation or dissolution, the assets and funds of the Company are insufficient to permit the payment to its preferred stockholders of the full preferential amounts, then the entire assets and funds of the Company legally available for distribution are to be distributed ratably first to the holders of shares of our Series A-1 preferred stock, second to holders of our Series B preferred stock and third on a pro rata basis to all stockholders of the Company on an as-converted basis.

Voting rights

Each holder of our Series A-1 preferred stock is entitled to the number of votes equal to the number of shares of our common stock into which such holder’s shares are convertible. In addition, the consent of the Required Holders (as defined in the Series A-1 preferred stock certificate of designations) is required in certain circumstances.

Registration of Common Stock Issuable upon Conversion of Series A-1 Preferred Stock, and Conversions

On October 14, 2014, the Company filed an Amendment No. 1 to a Registration Statement on Form S-1 (the “Form S-1”) that was initially filed on September 29, 2014, for the purpose of registering additional shares of MabVax Therapeutics Holdings common stock issuable upon conversion of outstanding shares of MabVax Therapeutics Holdings Series A-1 preferred stock. The Form S-1, as amended, to register 1,615,070 shares of common stock, was declared effective by the SEC at 4:00 p.m. Eastern Standard Time on November 12, 2014.

From November 13, 2014, to December 31, 2014, holders of Series A-1 preferred stock converted 1,169,452 shares into 693,335 shares of common stock.

Exercise of MabVax Therapeutics Series C Preferred Warrants

On July 7, 2014, MabVax Therapeutics received $1.5 million in exchange for the exercise by holders of the MabVax Therapeutics Series C Preferred warrants to purchase 1,827,979 shares of MabVax Therapeutics Series C-1 preferred stock.

MabVax Therapeutics Holdings Series B Redeemable Convertible Preferred Stock

On May 12, 2014 (the “Closing Date”), MabVax Therapeutics Holdings entered into a securities purchase agreement (the “Series B Purchase Agreement”) with certain purchasers the “Purchasers” pursuant to which MabVax Therapeutics Holdings agreed to issue and sell to the Purchasers, subject to customary closing conditions, an aggregate of 1,250,000 shares of MabVax Therapeutics Series B redeemable convertible preferred stock and warrants (the “Series B Common Warrants”) to purchase up to an additional 78,125 shares of MabVax Therapeutics Holdings common stock, with an aggregate purchase price of $2,500,000, or $2.00 for each share of our Series B redeemable convertible preferred stock and related Series B Common Warrant (such transaction collectively, the “Series B Private Placement”). The closing of the Series B Private Placement took place on the Closing Date.

On May 8, 2014, MabVax Therapeutics Holdings filed a certificate of designation for the MabVax Therapeutics Holdings Series B preferred stock with the Secretary of State of the State of Delaware. The certificate of designations authorized 1,250,000 shares of Series B preferred stock. Holders of MabVax Therapeutics Series B redeemable convertible preferred stock (the “Holders”) are entitled to cumulative dividends on each share held at a rate of 8% per annum on the Stated Value (as defined in the certificate of designations). Upon a liquidation event, the Holders are entitled to a liquidation preference per share, prior to any distribution of the Company’s assets to the holders of its common stock, in an amount equal to the Stated Value plus accrued and unpaid dividends. After payment to the Holders of the full preferential amount, the Holders will, on a pari passu basis with the holders of the Company’s common stock, participate in the distribution of any remaining assets of the Company, subject to certain limitations. Each Holder may elect to convert their Series B preferred stock into shares of the Company’s common stock at the applicable conversion rate in effect at the time of such conversion. However, the Company shall not effect conversion of the Series B redeemable convertible preferred stock to the extent such conversion would result in the beneficial owner acquiring beneficial ownership of more than 4.99% of the Company’s outstanding common stock post-conversion, including any shares of its common stock issuable upon exercise or conversion of other convertible securities held by such beneficial owner. The Company obtained stockholder approval for the securities being issued in the Series B Private Placement at the annual stockholder meeting held on July 7, 2014. The conversion rate is subject to full ratchet anti-dilution protection upon certain dilutive issuances of our common stock or convertible securities of the Company. Such conversion price will be subject to adjustment from and after the earlier of: (i) the date that some or all of the Registerable Securities (as defined below) have become registered pursuant to an effective registration statement and (ii) six months after the Closing Date at which time the conversion price of the Series B preferred stock shall equal the lower of (a) the initial conversion price and (b) 90% of the average of the 10 lowest weighted average prices of the Company’s common stock during the 20 trading days immediately preceding applicable date of the conversion, of which the latter condition was reached on November 14, 2014. The Holders may also require the Company to redeem their shares of Series B redeemable convertible preferred stock prior to a change of control, as set forth in the certificate of designations. The certificate of designations further provides that the Holders are entitled to certain participation rights on issuances by the Company to holders of common stock in order to maintain their proportionate ownership, subject to certain customary exclusions, such as issuances pursuant to Company option plans, and in connection with the Merger.

The Series B Common Warrants became exercisable six months from the Closing Date, or November 12, 2014, expire five years from the Closing Date and may be exercised for cash or otherwise may be net-exercised. The Series B Common Warrants initially had a per share exercise price of $26.64. On the 60th day following the earlier of (i) the date all of the shares underlying the Warrants become registered pursuant to an effective registration statement and (ii) six months following the Closing Date (in each case, the “Reset Date”), the exercise price shall be reset to equal the lower of (i) the current exercise price and (ii) 90% of the average of the 10 lowest weighted average prices of Common Stock during the 20 trading days immediately preceding the Reset Date. The price was reset to $1.57 on January 11, 2015. The exercise price is subject to full ratchet anti-dilution adjustment for any issuances of common stock and convertible securities for common stock below the current conversion price, consistent with the terms of the Series B preferred stock.

In connection with the Series B Private Placement, the Company also entered into a Registration Rights Agreement with the Purchasers (the “Series B Registration Rights Agreement”). Pursuant to the Series B Registration Rights Agreement, the Company agreed to file a registration statement with the SEC covering resales of the Warrant Shares and the shares issuable upon conversion of the Series B preferred stock (together, the “Series B Registerable Securities”) by the Purchasers no later than 60 days following the Closing Date, and to use its commercially reasonable best efforts to have such registration statement declared effective as soon as practicable. The Company bears all expenses of such registration of the resale of the Registerable Securities. On September 3, 2014, the Required Holders (as defined in the Series B preferred stock certificate of designations) temporarily waived the 60 day registration deadline for a five day period.

As a result of the Series B Warrants’ anti-dilution provision, the Series B Warrants are recorded as a current liability on our consolidated balance sheet. The outstanding warrant was valued at $92,463 and $567,885 as of December 31, 2014, and July 8, 2014 or the acquisition date, respectively. Our outstanding warrants are revalued on each balance sheet date, with changes in the fair value between reporting periods recorded in the consolidated statements of operations.

Warrants are valued using the Black-Scholes-Merton model. The warrant has only partial down round protection, as it has a price reset only on a down round financing, and not an increase in number of shares convertible with the warrant. The Company concluded that using the Black-Scholes-Merton model for the valuation as of December 31, 2014, is fairly accurate compared to a recent buyout offer. The fair value of warrants is estimated using the following assumptions, which, except for risk-free interest rate, are Level 3 inputs:

Warrant liability valuation assumptions

	As of December 31, 2014	As of July 8, 2014

Risk-free interest rate	1.75%	1.60%
Dividend yield	—%	—%
Expected volatility	86.67%	101.60%
Expected life of options, in years	4.36	4.90
Market price for common stock	$1.82	$11.60
Warrant exercise price, adjusted	$1.80	$26.64

The following table presents information about our financial instruments that are measured at fair value on a recurring basis as of December 31, 2014 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

	Basis of Fair Value Measurement at December 31, 2014
	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial liabilities:
Warrants	$92,463	$—	$—	$92,463

Total financial liabilities	$92,463	$—	$—	$92,463

The changes in the value of the warrant liability during the year ended December 31, 2014 were as follows:

Fair value - beginning of year	$—
Fair value on acquisition	567,885
Change in fair value	(475,422)

Fair value - end of year	$92,463

There were no transfers between Level 1 and Level 2 measurements for the years ended December 31, 2014 and no required disclosure as of December 31, 2013.

Exchange Agreement and Series C Preferred Stock

On September 3, 2014, MabVax Therapeutics Holdings and certain holders of its issued and outstanding common stock entered into an Exchange Agreement (the “Exchange Agreement”) pursuant to which such holders agreed to exchange 148,713 shares of MabVax Therapeutics Holdings common stock for an aggregate of 118,970 shares of newly designated MabVax Therapeutics Holdings Series C preferred stock. From October to December 2014, holders converted 22,399 shares of Series C preferred stock into 28,000 shares of common stock.

As contemplated by the Exchange Agreement and as approved by the Board of Directors, the Company filed with the Secretary of State of the State of Delaware a certificate of designations for the Series C preferred stock, on September 3, 2014. Holders of the Series C preferred stock are entitled to vote on an as converted basis on matters presented to the Company’s stockholders and, upon liquidation, share in distributions on a pari passu basis with the holders of the Company’s common stock in amounts available for distribution following payments required to be made to the holders of the Series A-1 preferred stock and Series B preferred stock. Each share of Series C preferred stock is convertible into 1.25 shares of our common stock subject to adjustment and the conversion limitations set forth in the Series C certificate of designations. When and as declared by the Board of Directors, the holders of the Series C preferred stock shall be entitled to receive dividends on an as converted basis (without regard to any limitations on conversion) with the holders of the Company’s common stock.

The terms of the Exchange Agreement and Series C Certificate of Designations were determined by arms-length negotiation between the parties. The shares of common stock issuable pursuant to the Exchange Agreement have been, or will be, upon settlement, issued in reliance on the exemption from registration contained in Section 3(a)(9) of the Securities Act for securities exchanged by an issuer and an existing security holder where no commission or other remuneration is paid or given directly or indirectly by the issuer for soliciting such exchange.

MabVax Common Stock Financing

From June 27 to July 7, 2014, MabVax Therapeutics Holdings issued approximately 326,000 shares of common stock for aggregate proceeds of approximately $2,884,000, net of issuance costs of approximately $156,000, in a private placement transaction (the “MabVax Common Stock Private Placement”), pursuant to Common Stock Purchase Agreements by and among MabVax Therapeutics and certain institutional investors party thereto (the “MabVax Purchase Agreements”). Pursuant to the MabVax Purchase Agreements, MabVax Therapeutics agreed to issue the purchasers participating in closings held under the MabVax Common Stock Private Placement prior to the closing of the Merger additional “anti-dilution” shares of MabVax Therapeutics common stock, for no additional consideration should MabVax Therapeutics sell shares of its common stock in the future (subject to certain customary exceptions, such as upon the conversion or exercise of then outstanding convertible securities, the securities issued in the Merger and issuances under the MabVax Therapeutics option plan) at a price lower than $9.14 per share prior to the first to occur of (x) December 31, 2015 and (y) the date on which MabVax Therapeutics raises an aggregate of $10,000,000. The number of additional shares would be calculated on a weighted average based on the price per share of equity securities sold by MabVax Therapeutics following the initial closing of the MabVax Common Stock Private Placement and in no event would a purchaser be issued a number of additional shares of MabVax Therapeutics common stock in excess of 33% of the number of shares initially purchased by such purchaser and held as of the date of any anti-dilution adjustment. These shares of MabVax Therapeutics common stock issued in the MabVax Common Stock Private Placement were converted into shares of MabVax Therapeutics Holdings common stock in connection with the Merger. MabVax Therapeutics’ obligations with respect to the anti-dilution provisions in the Merger were assumed by MabVax Therapeutics Holdings, and these provisions now apply to sales of MabVax Therapeutics Holdings common stock. As of December 31, 2014, no sales of common stock had taken place since the MabVax Common Stock Private Placement that would have caused the issuance of anti-dilution shares.

Temporary Waiver of Warrant Exercise Period

On the effective date of the Merger and pursuant to the Merger Agreement, MabVax Therapeutics Holdings issued as part of its securities to the holders of MabVax Therapeutics in exchange for securities owned by MabVax Therapeutics’ security holders, warrants to purchase up to an aggregate of 2,055,268 shares of MabVax Therapeutics Holdings common stock, with an exercise price of $3.62 per share and expiring on July 10, 2023 (the “Merger Warrants”).

The preamble of the Merger Warrants contains limitations prohibiting the Merger Warrant holders from exercising the Merger Warrants prior to the one year anniversary of the effective date of the Merger, or July 8, 2015.

On September 3, 2014, the Company sent a letter to the holders of the issued and outstanding Merger Warrants (the “Waiver Letter”), waiving, on a limited basis from September 3 through September 12, 2014, the requirement set forth in the preamble of the Merger Warrants that the Merger Warrants may not be exercised until July 8, 2015, and permitting the Merger Warrants to be exercised, either through payment of the exercise price or on a net “cashless” basis, at any time during the period commencing on the date of the letter and ending on and including September 12, 2014 (the “Waiver Period”). The Waiver Letter also provides that, with respect to exercises pursuant to the Waiver Letter during the Waiver Period, the number of shares of common stock issuable upon cashless exercise shall be determined in accordance with the formula set forth in the Waiver Letter rather than the formula set forth in Section 1(d) of the Merger Warrant.

On October 3, 2014, following the Company’s delivery on September 30, 2014, of a second letter to the holders of the issued and outstanding Merger Warrants (the “Waiver Extension Letter”), waiving, on a limited basis for a four day period, the requirement set forth in the preamble of the Merger Warrants that the Merger Warrants may not be exercised until July 8, 2015, and permitting the Merger Warrants to be exercised, either through payment of the exercise price or on a net “cashless” basis, at any time during the period commencing on the date of the letter and ending on and including October 3, 2014 (the “Waiver Extension Period”). The Waiver Extension Letter also provides that, with respect to exercises pursuant to the Waiver Extension Letter during the Waiver Extension Period, the number of shares of the Company’s common stock issuable upon cashless exercise shall be determined in accordance with the formula set forth in the Waiver Extension Letter rather than the formula set forth in Section 1(d) of the Merger Warrant.

The Company’s management issued the temporary waiver of the warrant exercise period with the intention of gradually increasing the number of its publicly held shares in furtherance of the Company’s continued efforts to satisfy NASDAQ’s Initial Listing Standards and regain trading eligibility for shares of its common stock on the NASDAQ Capital Market. Shares of the Company’s common stock issued upon exercise of the Merger Warrants will not be registered for resale during the Waiver Extension Period and will be subject to resale restrictions per Rule 144 as promulgated by the Securities Act.

For the year ended December 31, 2014, 488,659 additional shares of the Company’s common stock had been issued pursuant to the exercise and delivery of 775,219 Merger Warrants in accordance with the terms of the Waiver Letter and the Waiver Extension Letter. As of December 31, 2014, the number of warrants outstanding was 1,280,049 shares and 78,125 shares of the Merger Warrants exercisable into common stock and the Series B Common Warrants, respectively.